RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 - RELATED PARTIES

On February 7, 2022, the sponsor received 1,725,000 of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the founder. Up to 225,000 of such founder shares are subject to forfeiture to the extent that EBC’s over-allotment is not exercised in full. As a result of EBC’s election to fully exercise their over-allotment option on December 29, 2022, no founder shares are currently subject to forfeiture.

On April 18, 2023, AlphaVest Holding LP, one of our sponsors, transferred an aggregate of 1,035,000 founder shares to Peace Capital Limited, our other sponsor.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

As of September 30, 2024 and December 31, 2023, the amounts due to related parties were $433,004 and $174,837, respectively, which is expected to be settled upon the consummation of the business combination.

Administrative Services Agreement

Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay TenX Global Capital LP a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For three months and nine months ended September 30, 2024, the Company incurred $30,000 and $90,000 in fees respectively for these services. As of September 30, 2024, the amount outstanding was $103,871. For three months and nine months ended September 30, 2023, the Company incurred $30,000 and $90,000 in fees respectively for these services.

Promissory Notes - Related Party

On June 3, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $150,000 to cover expenses related to the IPO. On April 11, 2024, the Company amended and restated the Promissory Note with AlphaVest Holding LP to extend the maturity date to the earlier of: (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination. The Promissory Note expired on September 12, 2024. As of September 30, 2024 and December 31, 2023, $0 was outstanding.

On December 21, 2023, Alphavest Holding LP, one of the Sponsor, agreed to loan the Company $165,000 (as amended and restated, the “Extension Note”) to cover expenses in connection with extensions of Business Combination Period. The Extension Note is unsecured, interest-free and payable on the earlier of: (i) March 22, 2024 or (ii) promptly after the date on which the Company consummates a Business Combination (such earlier date, the “Maturity Date”). The Company may request, from time to time, up to $715,000 in drawdowns under this Extension Note to be used for extension payments related to the Company’s Business Combination. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On April 15, 2024, the Company amended and restated the Extension Note with AlphaVest Holding LP to increase the principal amount to $715,000 extend the maturity date to the earlier of: (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination. On October 25, 2024, the Company amended and restated the Extension Note with AlphaVest Holding LP to extend the maturity date to promptly after the date of the consummation of the business combination. As of September 30, 2024 and December 31, 2023, $220,000 and $165,000 were outstanding respectively.

On March 12, 2024, the Company issued a promissory note to TenX Global Capital LP (the “Promissory Note 1”), pursuant to which the Company could borrow up to an aggregate of $400,000. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) September 12, 2024 (six (6) months from the issuing of this Note) or (ii) promptly after the date on which Maker consummates an initial business combination (a “Business Combination”) (such earlier date, the “Maturity Date”) (as described in its initial public offering prospectus dated December 19, 2022 (the “Prospectus”)). On October 21, 2024, the Company amended and restated the Promissory Note with AlphaVest Holding LP to extend the maturity date to the earlier of: (i) December 12, 2024 or (ii) promptly after the date of the consummation of the business combination. As of September 30, 2024 and December 31, 2023, $203,167 and $0 were outstanding, respectively.

Website Service

On February 22, 2024 and 2023, the Company has agreed to pay TenX Global Capital LP a total of $537 and $784 for annual website service, respectively. For three months ended September 30, 2024 and 2023, the Company incurred $134 and $198 in fees for these services, respectively. For nine months ended September 30, 2024 and 2023, the Company incurred $425 and $436 in fees for these services, respectively.

NOTE 5 — RELATED PARTIES

On February 7, 2022, the sponsor received 1,725,000 of the Company’s ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the founder. Up to 225,000 of such founder shares are subject to forfeiture to the extent that EBC’s over-allotment is not exercised in full. As a result of EBC’s election to fully exercise their over-allotment option on December 29, 2022, no founder shares are currently subject to forfeiture.

On April 18, 2023, AlphaVest Holding LP, one of our sponsors, transferred an aggregate of 1,035,000 founder shares to Peace Capital Limited, our other sponsor.

The Sponsors have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination and (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.

On December 21, 2023, Alphavest Holding LP, one of the Sponsors, agreed to loan the Company $165,000 (the “Extension Note”) to cover expenses in connection with the extension of Business Combination Period from December 22, 2023 to March 22, 2024. The Extension Note is unsecured, interest-free and payable on the earlier of: (i) March 22, 2024 or (ii) promptly after the date on which the Company consummates a Business Combination (such earlier date, the “Maturity Date”). The Company may request, from time to time, up to $715,000 in drawdowns under this Extension Note to be used for extension payments related to the Company’s Business Combination. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. On April 15, 2024, we amended and restated the Promissory Note to increase the principal amount to $715,000 and extend the maturity date to the earlier of: (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination. As of December 31, 2023, $165,000 was outstanding respectively.

As of December 31, 2023 and 2022, the amounts due to related parties were $174,837 and $9,837, respectively, which is expected to be settled upon the consummation of the business combination.

Administrative Services Agreement

Commencing on the date the Units are first listed on the Nasdaq, the Company has agreed to pay TenX Global Capital LP a total of $10,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2023, the Company incurred $120,000 in fees for these services with outstanding amount of $13,871. For the period from January 14, 2022 (inception) through December 31, 2022, the Company incurred $3,871 in fees for these services.

Promissory Note — Related Party

On June 3, 2022, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $150,000 to cover expenses related to the IPO. The Promissory Note expired on the consummation of the IPO.

On December 21, 2023, Alphavest Holding LP, one of the Sponsor, agreed to loan the Company $165,000 (as amended and restated, the “Extension Note”) to cover expenses in connection with extensions of Business Combination Period. The Extension Note is unsecured, interest-free and payable on the earlier of: (i) March 22, 2024 or (ii) promptly after the date on which the Company consummates a Business Combination (such earlier date, the “Maturity Date”). The Company may request, from time to time, up to $715,000 in drawdowns under this Extension Note to be used for extension payments related to the Company’s Business Combination. Principal of this Extension Note may be drawn down from time to time prior to the Maturity Date upon written request from the Company. As of December 31, 2023, $165,000 were outstanding respectively.

On March 12, 2024, the Company issued a promissory note to TenX Global Capital LP (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate of $400,000. The entire unpaid principal balance of this Note shall be payable on the earlier of: (i) September 12, 2024 (six (6) months from the issuing of this Note) or (ii) promptly after the date on which Maker consummates an initial business combination (a “Business Combination”) (such earlier date, the “Maturity Date”) (as described in its initial public offering prospectus dated December 19, 2022 (the “Prospectus”)).

On April 15, 2024, the Company amended and restated the Extension Note with AlphaVest Holding LP to increase the principal amount to $715,000 extend the maturity date to the earlier of : (i) September 12, 2024 or (ii) promptly after the date of the consummation of the business combination.

Website Service

On February 22, 2023 the Company has agreed to pay TenX Global Capital LP a total of $784 for annual website service. For the year ended December 31, 2023, the Company incurred $784 in fees for these services. For the period from January 14, 2022 (inception) through December 31, 2022, the Company did not incur any fees for these services.